GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2. GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

As of March 31, 2025, the Company had cash and cash equivalents of approximately $1.8 million and negative working capital of $2.4 million. For the three months ended March 31, 2025, the Company incurred net losses of approximately $0.7 million and cash provided by operating activities of approximately $1.1 million. The Company’s liquidity needs through March 31, 2025 have been satisfied through initial public offering and financing agreement with private lenders.

On July 18, 2024, HCWC entered into a $7.5 million loan and security agreement with a private lender to support its expansion plans and funding of any working capital needs, of which $4.2 million was used for the July 18, 2024 purchase of GreenAcres Market. The face amount of the loan is $7,500,000 with 12% annual interest and has a maturity date of July 17, 2027. On July 24, 2024, the Company finalized the closing of Saugerties building sale with all parties involved and received net proceeds of $695,000.

On August 18, 2022, HCMC entered into a Securities Purchase Agreement (“HCMC Preferred Stock”) pursuant to which the HCMC sold and issued 14,722 shares of its Series E Convertible Preferred Stock to institutional investors for $1,000 per share or an aggregate subscription of $13.25 million. This same group of investors committed to invest $13.25 million in HCWC after the Spin-Off and IPO transactions were completed. As such, HCWC entered into an agreement to sell shares of its Series A Convertible Preferred Stock (the “Series A Preferred Stock”), with the gross proceeds from such offering expected to be $13.25 million. The institutional investors that acquired HCMC Series E Preferred Stock are contractually required to purchase the Series A Preferred Stock in the same dollar amounts as they invested in the HCMC Series E Preferred Stock (regardless of whether or not such HCMC Series E Preferred Stock has been converted into HCMC common stock).

The Company believes its cash on hand and the commitment of $13.25 million raised through its security offering noted above will enable the Company to meet its obligations and capital requirements for at least the twelve months from the date these financial statements are issued. Accordingly, no adjustment has been made to the financial statements to account for this uncertainty.

NOTE 2. GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

The Company currently and historically has reported net losses and cash outflows from operations. Cash and cash equivalents increased to approximately $2.1 million as of December 31, 2024, compared to $1.4 million as of December 31, 2023, driven by increased sales and improved sales margin. Working capital deficit decreased from negative $2.6 million as of December 31, 2023, to negative $2.2 million as of December 31, 2024, primarily due to improvement in cash reserves and inventory management. Net losses improved to $4.5 million for the year ending December 31, 2024 from $9.9 million for the year ended December 31, 2023. Cash used in operating activities increased to $3.1 million in 2024 from $2.5 million in 2023, respectively.

On July 18, 2024, HCWC entered into a $7.5 million loan and security agreement with a private lender to support its expansion plans and funding of any working capital needs, of which $4.2 million was used for the July 18, 2024 purchase of GreenAcres Market. The face amount of the loan is $7,500,000 with 12% annual interest and has a maturity date of July 17, 2027. On July 24, 2024, the Company finalized the closing of Saugerties building sale with all parties involved and received net proceeds of $695,000.

On August 18, 2022, HCMC entered into a Securities Purchase Agreement (“HCMC Preferred Stock”) pursuant to which the HCMC sold and issued 14,722 shares of its Series E Convertible Preferred Stock to institutional investors for $1,000 per share or an aggregate subscription of $13.25 million. This same group of investors committed to invest $13.25 million in HCWC after the Spin-Off and IPO transactions were completed. As such, HCWC entered into an agreement to sell shares of its Series A Convertible Preferred Stock (the “Series A Preferred Stock”), with the gross proceeds from such offering expected to be $13.25 million. The institutional investors that acquired HCMC Series E Preferred Stock are contractually required to purchase the Series A Preferred Stock in the same dollar amounts as they invested in the HCMC Series E Preferred Stock (regardless of whether or not such HCMC Series E Preferred Stock has been converted into HCMC common stock).

The Company believes its cash on hand and the commitment of $13.25 million raised through its security offering noted above will enable the Company to meet its obligations and capital requirements for at least the twelve months from the date these financial statements are issued. Accordingly, no adjustment has been made to the financial statements to account for this uncertainty.